Document And Entity Information	Jul. 26, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 20, 2023
Entity Registrant Name	GoodRx Holdings, Inc.
Entity Emerging Growth Company	false
Entity File Number	001-39549
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-5104396
City Area Code	855
Local Phone Number	268-2822
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	GDRX
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001809519
Entity Address, Address Line One	2701 Olympic Boulevard
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90404